Revenue from contracts with customers and trade receivables (Details 7) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Balance as at April 1	₨ 3,319	₨ 3,675
Revenue recognized during the year	(815)	(507)
Milestone payment received during the year	88	151
Balance as at March 31	2,592	3,319
Current	590	622
Non-current	₨ 2,002	₨ 2,697